Investment in financial asset	9 Months Ended
Sep. 30, 2023
Investment in financial asset
Investments in financial assets

17. Investment in financial asset

The investment in the financial asset consists of the Company’s investment in Phoenicis Therapeutics Inc. ProQR holds a 3.9% interest in Phoenicis Therapeutics Inc. At September 30, 2023, the investment in financial asset amounts to nil after ProQR recognized a fair value loss in the third quarter of 2023 (December 2022: € 621,000) in other comprehensive income.